Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$19,438	$23,956
Accumulated other comprehensive loss – Interest rate swap	—	296
Accumulated other comprehensive loss – pension plan	14,611	11,283
Intangible assets	697	1,523
Deferred compensation	3,750	3,733
OREO devaluations	4,855	6,364
Partnership adjustments	3,329	2,016
Other	2,973	2,515
Loans held for sale fair value adjustment	—	4,585
Tax credit carry-forwards	—	1,269
Total deferred tax assets	$49,653	$57,540
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	5,178	6,824
Deferred investment income	10,199	10,199
Pension plan	25,517	21,567
Mortgage servicing rights	2,717	3,255
Other	646	2,260
Total deferred tax liabilities	$44,257	$44,105
Net deferred tax assets	$5,396	$13,435

Federal and state income taxes
The components of the provision for federal and state income taxes are shown below:

December 31, (In thousands)	2012	2011	2010
Currently payable
Federal	$12,984	$5,949	$26,130
State	—	—	109

Deferred
Federal	12,717	22,378	(8,333)
State	—	8,382	(3,564)

Valuation allowance
Federal	—	—	—
State	—	(2,294)	2,294
Total	$25,701	$34,415	$16,636

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2012, 2011 and 2010.

December 31	2012	2011	2,011	2010

Statutory federal corporate tax rate	35.0%	35.0%		35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.9)%	(1.0)%		(1.7)%
Bank owned life insurance	(1.6)%	(1.5)%		(2.3)%
Tax credits (low income housing)	(6.1)%	(5.2)%		(6.7)%
State income tax expense, net of federal benefit	—%	4.7%		(3.0)%
Valuation allowance, net of federal benefit	—%	(1.3)%		2.0%
Other	(1.8)%	(1.2)%		(1.0)%
Effective tax rate	24.6%	29.5%		22.3%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2012	2011	2010
January 1 Balance	$485	$477	$595
Additions based on tax positions related to the current year	74	70	69
Additions for tax positions of prior years	25	1	7
Reductions for tax positions of prior years	—	(3)	(131)
Reductions due to statute of limitations	(67)	(60)	(63)
December 31 Balance	$517	$485	$477